BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2021
Rocketrip
Business Acquisition [Line Items]
Schedule of acquisition date fair value of purchase consideration

Purchase Price Consideration
Cash consideration(i)	$2,500
Issuance of shares of Parent stock and Put Option(ii)	3,133
Deferred issuance of shares of Parent stock and Put Option(iii)	2,611
Total purchase price consideration	$8,244
(i.)	Cash consideration of $2,500 includes repayment of RT historical payment obligations, cash paid for seller fees, and outstanding debt obligations.
(ii.)	The Parent issued on date of the agreement 4,233,102 of Class F stocks and put options on each share
(iii.)	On the 5th Anniversary of the acquisition agreement the Parent will issue 3,528,585 shares of Class F share and put options on each stock. In the event of a sale of the Company prior to the delivery of the Deferred shares, the Parent will be obligated to accelerate the issuance of the deferred shares.

Summary of fair values of assets acquired and liabilities assumed

The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of acquisition (in thousands):

Trade accounts receivables	$745
Prepaid and other current assets	2,116
Property and equipment, net	105
Intangible assets	4,162
Trade accounts payable	(684)
Accrued expenses and other current liabilities	(696)
Deferred revenue	(4,906)
Other non-current liabilities	(19)
Net identifiable assets	823
Goodwill	7,421
Total purchase consideration	$8,244

Summary of identifiable intangible assets and estimated useful lives

	Useful life (years)	Fair value
Customer relationships	5	$1,825
Trade names	—	1,551
Developed technology	5	786
Total acquired intangibles		$4,162

Cosmopolitan Travel Services, Inc
Business Acquisition [Line Items]
Schedule of acquisition date fair value of purchase consideration

Purchase price consideration
Cash consideration(i)	$39,000
Issuance of Parent stock and put options(ii)	35,448
Total purchase price consideration	$74,448
(i)	Cash consideration of $39,000 includes cash transferred to selling shareholders, repayment of CTS’ historical payment obligations, and cash paid for seller fees.
(ii)	Pursuant to the Merger Agreement dated February 6, 2020, and the First Amendment to the Business Combination dated May 4, 2020, the Parent issued 37,857,222 Class F shares and put options on each share, allowing CTS shareholders to resell the shares.

Summary of fair values of assets acquired and liabilities assumed

The following table summarizes the preliminary fair values of assets acquired and liabilities assumed as of the date of acquisition (in thousands):

Cash and cash equivalents	$6,588
Restricted short-term investments	2,572
Trade accounts receivable	5,108
Other non-current assets	143
Property and equipment, net	23
Intangible assets, net	51,621
Trade accounts payable	(4,296)
Accrued expenses and other current liabilities	(4,909)
Deferred tax liability	(14,124)
Net identifiable assets	42,726
Goodwill	31,722
Total purchase consideration	$74,448

Summary of identifiable intangible assets and estimated useful lives

	Useful life (years)	Fair value
Customer relationships	10	$43,083
Trade names	—	4,977
Developed technology	10	3,561
Total acquired intangibles		$51,621

LBF Travel Holdings LLC
Business Acquisition [Line Items]
Schedule of acquisition date fair value of purchase consideration

Purchase price consideration
Assumed liability(i)	$3,423
Promissory notes issued(ii)	1,750
Issuance of shares of Parent stock and Put Option(iii)	16,051
Earn-out consideration(iv)	396
Total purchase price consideration	$21,620
(i)	Assumed liability of $3,423 LBF’s historical payment obligations assumed by the Company.
(ii)	Promissory note issued to erstwhile shareholder of LBF (Refer note 13)
(iii)	The Parent issued on date of the agreement 18,035,146 of Class F stocks and put options on each stock
(iv)	Earn-out consideration as given below

An arrangement was entered into on the date of acquisition whereby the Company will make two payments to the former shareholders (the ‘sellers’) of LBF based on LBF’s future performance. The first payment will be made at the end of fiscal 2020 and the second payment at end of fiscal 2021. The minimum payment under the arrangement is $0 and the maximum payment under the arrangement is $2,700 in aggregate. As of the acquisition date, the fair value of the earn-out recognized was $396.

On May 15, 2020, the earn-out consideration arrangement was amended to change the performance periods and payment dates from fiscal years 2020 and 2021 to fiscal years 2021 and 2022. The fair value of the earn-out liability is estimated using scenario-based methods or option pricing methods based on future performance. The earn-out consideration is included in accrued expenses and other current liabilities on the Company’s consolidated balance sheets. The Company had $597 and $332 included in accrued expenses and other current liabilities related to the earn-out, representing the fair value of the earn-out consideration at the end of fiscal 2021 and 2020.

Summary of fair values of assets acquired and liabilities assumed

Cash	$1,146
Trade accounts receivable	2,518
Property and equipment, net	284
Prepaid expenses and other current assets	591
Other non-current assets	384
Intangible assets	14,140
Trade accounts payable	(12,788)
Other non-current liabilities	(42)
Accrued liabilities	(1,399)
Net identifiable assets	4,834
Goodwill	16,786
Total purchase price consideration	$21,620

Summary of identifiable intangible assets and estimated useful lives

	Useful life (years)	Fair value
Supplier relationships	15	$5,767
Trade name	—	5,500
Developed technology	10	2,873
Total acquired intangibles		$14,140